Description of Organization and Business Operations (Details) - USD ($)					3 Months Ended	9 Months Ended	12 Months Ended
		Aug. 25, 2025	Mar. 31, 2025	Apr. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Description of Organization and Business Operations [Line Items]
Incorporated date						Aug. 06, 2021
Common share (in Shares)	[1]					2,467,337	2,445,647
Common stock, par value (in Dollars per share)	[1]					$ 0.006	$ 0.006
Forecast [Member]
Description of Organization and Business Operations [Line Items]
Common share (in Shares)		60
Common stock, par value (in Dollars per share)		$ 0.006
Shares of common shares (in Shares)		60
Number of shares combined (in Shares)		1
GTI US Corp [Member]
Description of Organization and Business Operations [Line Items]
Equity interest				100.00%
Consideration			$ 5,000				$ 5,000
Nevada [Member] | GTI US Corp [Member]
Description of Organization and Business Operations [Line Items]
Consideration				$ 10,000
Class B Ordinary Share [Member]
Description of Organization and Business Operations [Line Items]
Common share (in Shares)
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Class B Ordinary Share [Member] | Forecast [Member]
Description of Organization and Business Operations [Line Items]
Common share (in Shares)		1
Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Shares of common shares (in Shares)					4,167
Ordinary Shares [Member] | Forecast [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.